Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Lease Expense	Operating right-of-use assets are summarized below.
	As of December 31, 2025	As of December 31, 2024
Office Leases	-	$2,243,971
Less accumulated amortization	-	(610,764)
Right-of-use asset, net	-	$1,633,207
Operating lease liabilities are summarized below
	As of December 31, 2025	As of December 31, 2024
Office Leases	-	$1,822,053
Less: current portion	-	(547,439)
Long term portion	-	$1,274,614

The components of lease expense of continuing operations were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operating lease cost	-	$488,047
Total lease cost	-	$488,047

Supplemental cash flow and other information related to leases of continuing operations was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	-	$323,292
Weighted average remaining lease term (in years):	N/A	6.25
Weighted average discount rate:	N/A	12.50%